UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21672

Name of Fund:  S&P 500® Covered Call Fund Inc. (BEP)

Fund Address:  2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, S&P 500® Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Aerospace & Defense - 2.4%	Boeing Co.	16,056	$571,272
	General Dynamics Corp.	8,537	355,054
	Goodrich Corp.	2,737	103,705
	Honeywell International, Inc.	16,256	452,892
	L-3 Communications Holdings, Inc.	2,622	177,772
	Lockheed Martin Corp.	7,343	506,887
	Northrop Grumman Corp.	7,234	315,692
	Precision Castparts Corp.	3,094	185,331
	Raytheon Co.	8,847	344,502
	Rockwell Collins, Inc.	3,491	113,946
	United Technologies Corp.	20,836	895,531

			4,022,584

Air Freight & Logistics - 1.0%	C.H. Robinson Worldwide, Inc.	3,764	171,676
	Expeditors International Washington, Inc.	4,690	132,680
	FedEx Corp.	6,883	306,225
	United Parcel Service, Inc. Class B	22,011	1,083,381

			1,693,962

Airlines - 0.1%	Southwest Airlines Co.	16,366	103,597

Auto Components - 0.1%	The Goodyear Tire & Rubber Co. (a)	5,337	33,410
	Johnson Controls, Inc.	13,139	157,668

			191,078

Automobiles - 0.1%	Ford Motor Co. (a)	52,986	139,353
	General Motors Corp.	13,499	26,188
	Harley-Davidson, Inc.	5,165	69,159

			234,700

Beverages - 2.5%	Brown-Forman Corp. Class B	2,163	83,989
	The Coca-Cola Co.	44,015	1,934,459
	Coca-Cola Enterprises, Inc.	7,012	92,488
	Constellation Brands, Inc. Class A (a)	4,306	51,241
	Dr. Pepper Snapple Group, Inc. (a)	5,609	94,848
	Molson Coors Brewing Co. Class B	3,314	113,604
	Pepsi Bottling Group, Inc.	2,994	66,287
	PepsiCo, Inc.	34,412	1,771,530

			4,208,446

Biotechnology - 1.9%	Amgen, Inc. (a)	22,863	1,132,176
	Biogen Idec, Inc. (a)	6,573	344,557
	Celgene Corp. (a)	10,159	451,060
	Cephalon, Inc. (a)	1,521	103,580
	Genzyme Corp. (a)	6,000	356,340
	Gilead Sciences, Inc. (a)	20,143	933,024

			3,320,737

Building Products - 0.0%	Masco Corp.	7,949	55,484

Capital Markets - 2.3%	Ameriprise Financial, Inc.	4,838	99,131
	The Bank of New York Mellon Corp.	25,406	717,720
	The Charles Schwab Corp.	20,728	321,284

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	E*Trade Financial Corp. (a)	12,649	$16,191
	Federated Investors, Inc. Class B	1,968	43,808
	Franklin Resources, Inc.	3,345	180,195
	The Goldman Sachs Group, Inc.	10,211	1,082,570
	Invesco Ltd. (b)	8,367	115,967
	Janus Capital Group, Inc.	3,496	23,248
	Legg Mason, Inc.	3,158	50,212
	Morgan Stanley	23,759	540,992
	Northern Trust Corp.	4,941	295,571
	State Street Corp.	9,551	293,980
	T. Rowe Price Group, Inc.	5,661	163,376

			3,944,245

Chemicals - 1.8%	Air Products & Chemicals, Inc.	4,636	260,775
	CF Industries Holdings, Inc.	1,067	75,896
	The Dow Chemical Co.	20,439	172,301
	E.I. du Pont de Nemours & Co.	19,956	445,617
	Eastman Chemical Co.	1,604	42,987
	Ecolab, Inc.	3,708	128,779
	International Flavors & Fragrances, Inc.	1,740	53,000
	Monsanto Co.	12,116	1,006,840
	PPG Industries, Inc.	3,622	133,652
	Praxair, Inc.	6,790	456,899
	Rohm & Haas Co.	2,755	217,204
	Sigma-Aldrich Corp.	2,701	102,071

			3,096,021

Commercial Banks - 1.7%	BB&T Corp.	12,367	209,250
	Comerica, Inc.	3,344	61,229
	Fifth Third Bancorp	12,767	37,280
	First Horizon National Corp.	4,666	50,110
	Huntington Bancshares, Inc.	8,096	13,439
	KeyCorp	10,939	86,090
	M&T Bank Corp.	1,719	77,768
	Marshall & Ilsley Corp.	5,867	33,031
	The PNC Financial Services Group, Inc.	9,463	277,171
	Regions Financial Corp.	15,359	65,429
	SunTrust Banks, Inc.	7,887	92,593
	U.S. Bancorp	38,809	566,999
	Wells Fargo & Co.	93,704	1,334,345
	Zions Bancorporation	2,544	25,008

			2,929,742

Commercial Services & Supplies -0.5%	Avery Dennison Corp.	2,493	55,694
	Cintas Corp.	2,905	71,812
	Iron Mountain, Inc. (a)	3,972	88,059
	Pitney Bowes, Inc.	4,562	106,523
	R.R. Donnelley & Sons Co.	4,537	33,256
	Republic Services, Inc. Class A	7,119	122,091

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Stericycle, Inc. (a)	1,887	$90,067
	Waste Management, Inc.	10,867	278,195

			845,697

Communications Equipment - 2.7%	Ciena Corp. (a)	2,005	15,599
	Cisco Systems, Inc. (a)	129,065	2,164,420
	Corning, Inc.	34,384	456,276
	Harris Corp.	2,955	85,518
	JDS Uniphase Corp. (a)	4,757	15,460
	Juniper Networks, Inc. (a)	11,545	173,868
	Motorola, Inc.	50,338	212,930
	QUALCOMM, Inc.	36,472	1,419,126
	Tellabs, Inc. (a)	8,749	40,070

			4,583,267

Computers & Peripherals - 4.6%	Apple, Inc. (a)	19,692	2,070,023
	Dell, Inc. (a)	38,265	362,752
	EMC Corp. (a)	44,486	507,140
	Hewlett-Packard Co.	52,993	1,698,956
	International Business Machines Corp.	29,667	2,874,436
	Lexmark International, Inc. Class A (a)	1,722	29,050
	NetApp, Inc. (a)	7,313	108,525
	QLogic Corp. (a)	2,674	29,735
	SanDisk Corp. (a)	5,000	63,250
	Sun Microsystems, Inc. (a)	16,467	120,538
	Teradata Corp. (a)	3,827	62,074

			7,926,479

Construction & Engineering - 0.1%	Fluor Corp.	4,014	138,684
	Jacobs Engineering Group, Inc. (a)	2,722	105,233

			243,917

Construction Materials - 0.1%	Vulcan Materials Co.	2,440	108,068

Consumer Finance - 0.3%	American Express Co.	25,894	352,935
	Capital One Financial Corp.	8,664	106,047
	Discover Financial Services, Inc.	10,646	67,176
	SLM Corp. (a)	10,335	51,158

			577,316

Containers & Packaging - 0.2%	Ball Corp.	2,074	90,012
	Bemis Co.	2,208	46,302
	Owens-Illinois, Inc. (a)	3,696	53,370
	Pactiv Corp. (a)	2,908	42,428
	Sealed Air Corp.	3,482	48,052

			280,164

Distributors - 0.1%	Genuine Parts Co.	3,526	105,286

Diversified Consumer Services - 0.2%	Apollo Group, Inc. Class A (a)	2,364	185,172
	H&R Block, Inc.	7,511	136,625

			321,797

Diversified Financial Services - 2.5%	Bank of America Corp. (c)	141,544	965,330
	CIT Group, Inc.	8,596	24,499

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	CME Group, Inc.	1,467	$361,454
	Citigroup, Inc.	121,087	306,350
	IntercontinentalExchange, Inc. (a)	1,606	119,599
	JPMorgan Chase & Co.	83,093	2,208,612
	Leucadia National Corp.	4,008	59,679
	Moody’s Corp.	4,213	96,562
	The NASDAQ Stock Market, Inc. (a)	3,036	59,445
	NYSE Euronext	5,727	102,513

			4,304,043

Diversified Telecommunication Services - 3.3%	AT&T Inc.	130,310	3,283,812
	CenturyTel, Inc.	2,209	62,117
	Embarq Corp.	3,153	119,341
	Frontier Communications Corp.	6,884	49,427
	Qwest Communications International, Inc.	32,495	111,133
	Verizon Communications, Inc.	62,809	1,896,832
	Windstream Corp.	9,753	78,609

			5,601,271

Electric Utilities - 2.2%	Allegheny Energy, Inc.	3,746	86,795
	American Electric Power Co., Inc.	8,979	226,810
	Duke Energy Corp.	28,328	405,657
	Edison International	7,204	207,547
	Entergy Corp.	4,189	285,229
	Exelon Corp.	14,555	660,651
	FPL Group, Inc.	9,042	458,701
	FirstEnergy Corp.	6,740	260,164
	Northeast Utilities, Inc.	3,808	82,215
	PPL Corp.	8,299	238,264
	Pepco Holdings, Inc.	4,845	60,466
	Pinnacle West Capital Corp.	2,233	59,308
	Progress Energy, Inc.	6,094	220,968
	The Southern Co.	17,194	526,480

			3,779,255

Electrical Equipment - 0.4%	Cooper Industries Ltd. Class A	3,695	95,553
	Emerson Electric Co.	16,695	477,143
	Rockwell Automation, Inc.	3,135	68,468

			641,164

Electronic Equipment & Instruments - 0.3%	Agilent Technologies, Inc. (a)	7,783	119,625
	Amphenol Corp. Class A	3,785	107,835
	Flir Systems, Inc. (a)	3,334	68,280
	Jabil Circuit, Inc.	4,728	26,288
	Molex, Inc.	3,064	42,099
	Tyco Electronics Ltd.	10,127	111,802

			475,929

Energy Equipment & Services - 1.4%	BJ Services Co.	6,458	64,257
	Baker Hughes, Inc.	6,830	194,997
	Cameron International Corp. (a)	4,796	105,176

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Diamond Offshore Drilling, Inc.	1,533	$96,364
	ENSCO International, Inc.	3,128	82,579
	Halliburton Co.	19,838	306,894
	Nabors Industries Ltd. (a)	6,256	62,497
	National Oilwell Varco, Inc. (a)	9,229	264,965
	Rowan Cos., Inc.	2,499	29,913
	Schlumberger Ltd.	26,445	1,074,196
	Smith International, Inc.	4,848	104,135

			2,385,973

Food & Staples Retailing - 3.1%	CVS Caremark Corp.	32,184	884,738
	Costco Wholesale Corp.	9,580	443,746
	The Kroger Co.	14,427	306,141
	SUPERVALU, Inc.	4,682	66,859
	SYSCO Corp.	13,029	297,061
	Safeway, Inc.	9,484	191,482
	Wal-Mart Stores, Inc.	49,438	2,575,720
	Walgreen Co.	21,818	566,395
	Whole Foods Market, Inc.	3,095	51,996

			5,384,138

Food Products - 1.6%	Archer-Daniels-Midland Co.	14,193	394,282
	Campbell Soup Co.	4,538	124,160
	ConAgra Foods, Inc.	9,886	166,777
	Dean Foods Co. (a)	3,413	61,707
	General Mills, Inc.	7,249	361,580
	H.J. Heinz Co.	6,957	229,998
	The Hershey Co.	3,658	127,116
	Hormel Foods Corp.	1,546	49,024
	The J.M. Smucker Co.	2,612	97,349
	Kellogg Co.	5,574	204,176
	Kraft Foods, Inc.	32,490	724,202
	McCormick & Co., Inc.	2,877	85,073
	Sara Lee Corp.	15,380	124,270
	Tyson Foods, Inc. Class A	6,685	62,772

			2,812,486

Gas Utilities - 0.1%	EQT Corp.	2,886	90,418
	Nicor, Inc.	993	32,997
	Questar Corp.	3,839	112,982

			236,397

Health Care Equipment & Supplies - 2.1%	Baxter International, Inc.	13,573	695,209
	Becton Dickinson & Co.	5,300	356,372
	Boston Scientific Corp. (a)	33,217	264,075
	C.R. Bard, Inc.	2,199	175,304
	Covidien Ltd.	11,142	370,360
	Dentsply International, Inc.	3,285	88,202
	Hospira, Inc. (a)	3,530	108,936
	Intuitive Surgical, Inc. (a)	863	82,296

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Medtronic, Inc.	24,726	$728,675
	St. Jude Medical, Inc. (a)	7,654	278,070
	Stryker Corp.	5,261	179,084
	Varian Medical Systems, Inc. (a)	2,742	83,466
	Zimmer Holdings, Inc. (a)	4,927	179,836

			3,589,885

Health Care Providers & Services -1.9%	Aetna, Inc.	10,028	243,981
	AmerisourceBergen Corp.	3,367	109,966
	Cardinal Health, Inc.	7,969	250,864
	Cigna Corp.	5,993	105,417
	Coventry Health Care, Inc. (a)	3,286	42,521
	DaVita, Inc. (a)	2,288	100,558
	Express Scripts, Inc. (a)	5,476	252,827
	Humana, Inc. (a)	3,734	97,383
	Laboratory Corp. of America Holdings (a)	2,395	140,084
	McKesson Corp.	6,055	212,167
	Medco Health Solutions, Inc. (a)	10,857	448,828
	Patterson Cos., Inc. (a)	2,023	38,154
	Quest Diagnostics, Inc.	3,413	162,049
	Tenet Healthcare Corp. (a)	9,184	10,653
	UnitedHealth Group, Inc.	26,879	562,577
	WellPoint, Inc. (a)	11,020	418,429

			3,196,458

Health Care Technology - 0.0%	IMS Health, Inc.	4,011	50,017

Hotels, Restaurants & Leisure - 1.4%	Carnival Corp.	9,680	209,088
	Darden Restaurants, Inc.	3,029	103,774
	International Game Technology	6,532	60,225
	Marriott International, Inc. Class A	6,498	106,307
	McDonald’s Corp.	24,624	1,343,732
	Starbucks Corp. (a)	16,243	180,460
	Starwood Hotels & Resorts Worldwide, Inc.	4,037	51,270
	Wyndham Worldwide Corp.	3,925	16,485
	Wynn Resorts Ltd. (a)	1,479	29,536
	Yum! Brands, Inc.	10,170	279,472

			2,380,349

Household Durables - 0.3%	Black & Decker Corp.	1,330	41,975
	Centex Corp.	2,742	20,565
	D.R. Horton, Inc.	6,093	59,102
	Fortune Brands, Inc.	3,320	81,506
	Harman International Industries, Inc.	1,295	17,521
	KB Home	1,664	21,932
	Leggett & Platt, Inc.	3,468	45,049
	Lennar Corp. Class A	3,116	23,401
	Newell Rubbermaid, Inc.	6,129	39,103
	Pulte Homes, Inc.	4,746	51,874
	Snap-On, Inc.	1,271	31,902

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	The Stanley Works	1,738	$50,611
	Whirlpool Corp.	1,621	47,965

			532,506

Household Products - 2.5%	Clorox Co.	3,074	158,250
	Colgate-Palmolive Co.	11,085	653,793
	Kimberly-Clark Corp.	9,150	421,907
	The Procter & Gamble Co.	64,805	3,051,667

			4,285,617

IT Services - 1.0%	Affiliated Computer Services, Inc. Class A (a)	2,151	103,011
	Automatic Data Processing, Inc.	11,164	392,526
	Cognizant Technology Solutions Corp. (a)	6,451	134,116
	Computer Sciences Corp. (a)	3,341	123,082
	Convergys Corp. (a)	2,702	21,832
	Fidelity National Information Services, Inc.	4,222	76,840
	Fiserv, Inc. (a)	3,449	125,751
	MasterCard, Inc. Class A	1,602	268,303
	Paychex, Inc.	7,101	182,283
	Total System Services, Inc.	4,362	60,239
	The Western Union Co.	15,699	197,336

			1,685,319

Independent Power Producers & Energy Traders - 0.1%	The AES Corp. (a)	14,731	85,587
	Constellation Energy Group, Inc.	4,403	90,966
	Dynegy, Inc. Class A (a)	11,193	15,782

			192,335

Industrial Conglomerates - 1.8%	3M Co.	15,341	762,755
	General Electric Co.	233,493	2,360,614
	Textron, Inc.	5,372	30,835

			3,154,204

Insurance - 1.9%	AON Corp.	6,048	246,879
	Aflac, Inc.	10,337	200,124
	The Allstate Corp.	11,853	226,985
	American International Group, Inc.	59,497	59,497
	Assurant, Inc.	2,604	56,715
	Chubb Corp.	7,790	329,673
	Cincinnati Financial Corp.	3,593	82,172
	Genworth Financial, Inc. Class A	9,578	18,198
	Hartford Financial Services Group, Inc.	7,191	56,449
	Lincoln National Corp.	5,662	37,879
	Loews Corp.	7,983	176,424
	MBIA, Inc. (a)	3,784	17,331
	Marsh & McLennan Cos., Inc.	11,387	230,587
	MetLife, Inc.	18,089	411,887
	Principal Financial Group, Inc.	5,739	46,945
	The Progressive Corp.	14,963	201,103
	Prudential Financial, Inc.	9,375	178,313
	Torchmark Corp.	1,875	49,181

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	The Travelers Cos., Inc.	12,932	$525,556
	UnumProvident Corp.	7,323	91,538
	XL Capital Ltd. Class A	7,567	41,316

			3,284,752

Internet & Catalog Retail - 0.3%	Amazon.com, Inc. (a)	7,107	521,938
	Expedia, Inc. (a)	4,638	42,113

			564,051

Internet Software & Services - 1.6%	Akamai Technologies, Inc. (a)	3,770	73,138
	eBay, Inc. (a)	23,829	299,292
	Google, Inc. Class A (a)	5,298	1,844,022
	VeriSign, Inc. (a)	4,253	80,254
	Yahoo!, Inc. (a)	30,828	394,907

			2,691,613

Leisure Equipment & Products -	Eastman Kodak Co.	5,921	22,500
0.1%	Hasbro, Inc.	2,732	68,491
	Mattel, Inc.	7,926	91,387

			182,378

Life Sciences Tools & Services - 0.4%	Life Technologies Corp. (a)	3,843	124,821
	Millipore Corp. (a)	1,225	70,327
	PerkinElmer, Inc.	2,569	32,806
	Thermo Fisher Scientific, Inc. (a)	9,246	329,805
	Waters Corp. (a)	2,146	79,295

			637,054

Machinery - 1.4%	Caterpillar, Inc.	13,304	371,980
	Cummins, Inc.	4,452	113,303
	Danaher Corp.	5,639	305,747
	Deere & Co.	9,346	307,203
	Dover Corp.	4,113	108,501
	Eaton Corp.	3,653	134,650
	Flowserve Corp.	1,236	69,364
	ITT Corp.	4,020	154,649
	Illinois Tool Works, Inc.	8,499	262,194
	Ingersoll-Rand Co. Class A	7,051	97,304
	Manitowoc Co.	2,875	9,401
	PACCAR, Inc.	8,021	206,621
	Pall Corp.	2,604	53,200
	Parker Hannifin Corp.	3,554	120,765

			2,314,882

Media - 2.2%	CBS Corp. Class B	15,016	57,661
	Comcast Corp. Class A	63,695	868,800
	The DIRECTV Group, Inc. (a)	11,697	266,575
	Gannett Co., Inc.	5,050	11,110
	Interpublic Group of Cos., Inc. (a)	10,534	43,400
	The McGraw-Hill Cos., Inc.	6,952	158,992
	Meredith Corp.	796	13,245
	The New York Times Co. Class A	2,569	11,612

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	News Corp. Class A	50,860	$336,693
	Omnicom Group, Inc.	6,875	160,875
	Scripps Networks Interactive	1,986	44,705
	Time Warner Cable, Inc.	7,789	193,167
	Time Warner, Inc.	26,444	510,369
	Viacom, Inc. Class B (a)	13,406	232,996
	Walt Disney Co.	41,046	745,395
	The Washington Post Co. Class B	128	45,709

			3,701,304

Metals & Mining - 0.8%	AK Steel Holding Corp.	2,452	17,458
	Alcoa, Inc.	21,013	154,235
	Allegheny Technologies, Inc.	2,155	47,259
	Freeport-McMoRan Copper & Gold, Inc. Class B	9,103	346,915
	Newmont Mining Corp.	10,817	484,169
	Nucor Corp.	6,944	265,052
	Titanium Metals Corp.	1,882	10,295
	United States Steel Corp.	2,564	54,177

			1,379,560

Multi-Utilities - 1.4%	Ameren Corp.	4,699	108,970
	CMS Energy Corp.	5,011	59,330
	CenterPoint Energy, Inc.	7,682	80,123
	Consolidated Edison, Inc.	6,055	239,839
	DTE Energy Co.	3,610	99,997
	Dominion Resources, Inc.	12,902	399,833
	Integrys Energy Group, Inc.	1,690	44,008
	NiSource, Inc.	6,065	59,437
	PG&E Corp.	8,088	309,123
	Public Service Enterprise Group, Inc.	11,188	329,710
	SCANA Corp.	2,680	82,785
	Sempra Energy	5,383	248,910
	TECO Energy, Inc.	4,708	52,494
	Wisconsin Energy Corp.	2,579	106,177
	Xcel Energy, Inc.	10,043	187,101

			2,407,837

Multiline Retail - 0.8%	Big Lots, Inc. (a)	1,816	37,736
	Family Dollar Stores, Inc.	3,094	103,247
	J.C. Penney Co., Inc.	4,913	98,604
	Kohl’s Corp. (a)	6,738	285,152
	Macy’s, Inc.	9,299	82,761
	Nordstrom, Inc.	3,515	58,876
	Sears Holdings Corp. (a)	1,214	55,492
	Target Corp.	16,645	572,422

			1,294,290

Office Electronics - 0.1%	Xerox Corp.	19,122	87,005

Oil, Gas & Consumable Fuels - 10.3%	Anadarko Petroleum Corp.	10,169	395,472
	Apache Corp.	7,402	474,394

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Cabot Oil & Gas Corp. Class A	2,279	$53,716
	Chesapeake Energy Corp.	12,427	212,005
	Chevron Corp.	44,324	2,980,346
	ConocoPhillips	32,730	1,281,707
	Consol Energy, Inc.	3,996	100,859
	Devon Energy Corp.	9,813	438,543
	EOG Resources, Inc.	5,521	302,330
	El Paso Corp.	15,447	96,544
	Exxon Mobil Corp.	109,267	7,441,083
	Hess Corp.	6,274	340,051
	Marathon Oil Corp.	15,644	411,281
	Massey Energy Co.	1,890	19,127
	Murphy Oil Corp.	4,218	188,840
	Noble Energy, Inc.	3,823	205,983
	Occidental Petroleum Corp.	17,917	997,081
	Peabody Energy Corp.	5,912	148,036
	Pioneer Natural Resources Co.	2,556	42,097
	Range Resources Corp.	3,454	142,167
	Southwestern Energy Co. (a)	7,598	225,585
	Spectra Energy Corp.	14,225	201,142
	Sunoco, Inc.	2,577	68,239
	Tesoro Corp.	3,054	41,137
	Valero Energy Corp.	11,416	204,346
	Williams Cos., Inc.	12,807	145,744
	XTO Energy, Inc.	12,818	392,487

			17,550,342

Paper & Forest Products - 0.1%	International Paper Co.	9,459	66,591
	MeadWestvaco Corp.	3,777	45,286
	Weyerhaeuser Co.	4,671	128,779

			240,656

Personal Products - 0.1%	Avon Products, Inc.	9,427	181,281
	The Estée Lauder Cos., Inc. Class A	2,566	63,252

			244,533

Pharmaceuticals - 7.4%	Abbott Laboratories	34,171	1,629,957
	Allergan, Inc.	6,800	324,768
	Bristol-Myers Squibb Co.	43,770	959,438
	Eli Lilly & Co.	22,358	746,981
	Forest Laboratories, Inc. (a)	6,669	146,451
	Johnson & Johnson	61,156	3,216,806
	King Pharmaceuticals, Inc. (a)	5,450	38,532
	Merck & Co., Inc.	46,605	1,246,684
	Mylan, Inc. (a)	6,737	90,343
	Pfizer, Inc.	149,148	2,031,396
	Schering-Plough Corp.	35,962	846,905
	Watson Pharmaceuticals, Inc. (a)	2,307	71,771

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Wyeth	29,440	$1,267,098

			12,617,130

Professional Services - 0.1%	Dun & Bradstreet Corp.	1,187	91,399
	Equifax, Inc.	2,797	68,387
	Monster Worldwide, Inc. (a)	2,829	23,056
	Robert Half International, Inc.	3,347	59,677

			242,519

Real Estate Investment Trusts (REITs) - 0.7%	Apartment Investment & Management Co. Class A	2,594	14,215
	AvalonBay Communities, Inc.	1,763	82,967
	Boston Properties, Inc.	2,681	93,915
	Equity Residential	6,032	110,687
	HCP, Inc.	5,615	100,228
	Health Care REIT, Inc.	2,449	74,915
	Host Marriott Corp.	11,619	45,546
	Kimco Realty Corp.	5,155	39,281
	Plum Creek Timber Co., Inc.	3,645	105,960
	ProLogis	5,917	38,461
	Public Storage	2,765	152,766
	Simon Property Group, Inc.	5,568	192,876
	Ventas, Inc.	3,171	71,696
	Vornado Realty Trust	3,114	103,509

			1,227,022

Real Estate Management & Development - 0.0%	CB Richard Ellis Group, Inc. (a)	4,973	20,041

Road & Rail - 0.8%	Burlington Northern Santa Fe Corp.	6,154	370,163
	CSX Corp.	8,828	228,204
	Norfolk Southern Corp.	8,103	273,476
	Ryder System, Inc.	1,227	34,736
	Union Pacific Corp.	11,126	457,390

			1,363,969

Semiconductors & Semiconductor Equipment - 2.3%	Advanced Micro Devices, Inc. (a)	12,379	37,756
	Altera Corp.	6,485	113,812
	Analog Devices, Inc.	6,440	124,099
	Applied Materials, Inc.	29,394	315,985
	Broadcom Corp. Class A (a)	9,407	187,952
	Intel Corp.	122,984	1,850,909
	KLA-Tencor Corp.	3,756	75,120
	LSI Corp. (a)	14,331	43,566
	Linear Technology Corp.	4,906	112,740
	MEMC Electronic Materials, Inc. (a)	4,950	81,626
	Microchip Technology, Inc.	4,027	85,332
	Micron Technology, Inc. (a)	16,889	68,569
	National Semiconductor Corp.	4,302	44,182
	Novellus Systems, Inc. (a)	2,154	35,821
	Nvidia Corp. (a)	11,875	117,088
	Teradyne, Inc. (a)	3,819	16,727
	Texas Instruments, Inc.	28,227	466,028

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Xilinx, Inc.	6,061	$116,129

			3,893,441

Software - 3.6%	Adobe Systems, Inc. (a)	11,587	247,846
	Autodesk, Inc. (a)	5,004	84,117
	BMC Software, Inc. (a)	4,083	134,739
	CA, Inc.	8,719	153,542
	Citrix Systems, Inc. (a)	3,983	90,175
	Compuware Corp. (a)	5,453	35,935
	Electronic Arts, Inc. (a)	7,116	129,440
	Intuit, Inc. (a)	7,103	191,781
	McAfee, Inc. (a)	3,407	114,135
	Microsoft Corp.	169,062	3,105,669
	Novell, Inc. (a)	7,615	32,440
	Oracle Corp.	84,800	1,532,336
	Salesforce.com, Inc. (a)	2,337	76,490
	Symantec Corp. (a)	18,153	271,206

			6,199,851

Specialty Retail - 1.9%	Abercrombie & Fitch Co. Class A	1,925	45,815
	AutoNation, Inc. (a)	2,379	33,021
	AutoZone, Inc. (a)	841	136,763
	Bed Bath & Beyond, Inc. (a)	5,743	142,139
	Best Buy Co., Inc.	7,496	284,548
	GameStop Corp. Class A (a)	3,612	101,208
	The Gap, Inc.	10,310	133,927
	Home Depot, Inc.	37,489	883,241
	Limited Brands, Inc.	5,983	52,052
	Lowe’s Cos., Inc.	32,408	591,446
	O’Reilly Automotive, Inc. (a)	2,984	104,470
	Office Depot, Inc. (a)	6,077	7,961
	RadioShack Corp.	2,758	23,636
	The Sherwin-Williams Co.	2,177	113,139
	Staples, Inc.	15,774	285,667
	TJX Cos., Inc.	9,206	236,042
	Tiffany & Co.	2,722	58,686

			3,233,761

Textiles, Apparel & Luxury Goods - 0.4%	Coach, Inc. (a)	7,098	118,537
	Nike, Inc. Class B	8,563	401,519
	Polo Ralph Lauren Corp.	1,250	52,813
	VF Corp.	1,942	110,908

			683,777

Thrifts & Mortgage Finance - 0.2%	Hudson City Bancorp, Inc.	11,550	135,020
	People’s United Financial, Inc.	7,700	138,369

			273,389

Tobacco - 1.6%	Altria Group, Inc.	45,687	731,906
	Lorillard, Inc.	3,707	228,870
	Philip Morris International, Inc.	44,310	1,576,550

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Reynolds American, Inc.	3,735	$133,862

			2,671,188

Trading Companies & Distributors - 0.1%	Fastenal Co.	2,850	91,642
	W.W. Grainger, Inc.	1,407	98,743

			190,385

Wireless Telecommunication Services - 0.3%	American Tower Corp. Class A (a)	8,780	267,175
	Sprint Nextel Corp. (a)	63,349	226,156

			493,331

	Total Common Stocks (Cost - $213,855,689) - 89.6%		153,169,994

	Short-Term Securities	Maturity Date	Yield	Face Amount

Time Deposits - 12.4%	State Street Bank & Trust Co.	4/01/09	0.01%	$21,167,397	21,167,397

	Total Short-Term Securities (Cost - $21,167,397) - 12.4%				21,167,397

	Total Investments Before Options Written (Cost - $235,023,086*) - 102.0%				174,337,391

	Options Written			Number of Contracts

Call Options Written	S&P 500 Index, expiring April 2009 at USD 790			2,225	(6,497,000)

	Total Options Written (Premiums Received - $6,424,920) - (3.8%)				(6,497,000)

	Total Investments, Net of Options Written (Net Cost - $228,598,166) - 98.2%				167,840,391
	Other Assets Less Liabilities - 1.8%				3,165,866

	Net Assets - 100.0%				$171,006,257

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$189,965,130

Gross unrealized appreciation	—
Gross unrealized depreciation	(15,627,739)

Net unrealized depreciation	$(15,627,739)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income

Bank of America Corp.	$3,284	$17	$(13)	$1,410

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation

615	E-MINI S&P 500	June 2009	$24,125,483	$314,617

S&P 500® Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$153,169,994	$314,617	$(6,497,000)
Level 2	21,167,397	—	—
Level 3	—	—	—

Total	$174,337,391	$314,617	$(6,497,000)

*Other financial instruments are futures and options.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500® Covered Call Fund Inc.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
S&P 500® Covered Call Fund Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
S&P 500® Covered Call Fund Inc.

Date: May 20, 2009

	By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
S&P 500® Covered Call Fund Inc.

Date: May 20, 2009